Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Feb. 15, 2025
Subsequent Events [Line Items]
Commission percentage	3.00%
Legal fees	$ 75,000
Counsel’s fees	3,500
Incidental incurred expenses	$ 5,000
Subsequent Event [Member] | MPU Cayman [Member]
Subsequent Events [Line Items]
Aggregate offering price value		$ 20,000,000
Class A Shares [Member] | Subsequent Event [Member] | MPU Cayman [Member]
Subsequent Events [Line Items]
Purchase price per share (in Dollars per share)		$ 0.001